Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.
Central Index Key	0001022624
Amendment Flag	false
Document Creation Date	Oct. 29, 2012
Document Effective Date	Oct. 31, 2012
Prospectus Date	Oct. 31, 2012